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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended SEPTEMBER 30, 2003

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)


Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [X] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Berkowitz Capital & Company, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


     909 Third Avenue, 14th Floor, New York, New York  10022
--------------------------------------------------------------------------------
Business            (Street)            (City)         (State)        (Zip)


     Jeffrey L. Berkowitz     (212) 940-0700
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                    ATTENTION

--------------------------------------------------------------------------------

  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NEW YORK on the 5TH day of MAY, 2004.


     Berkowitz Capital & Company, LLC
-------------------------------------------
(Name of Institutional Investment Manager)


     /s/ Jeffrey L. Berkowitz
-------------------------------------------
     Jeffrey L. Berkowitz
(Manual Signature of Person Duly Authorized
to Submit This Report)

SUMMARY PAGE

Number of other included managers: None
Form 13F-HR Table Entry Total: 79
Form 13F-HR Information Table Value Total: $167,932,738.5

ACCOUNT HOLDINGS
CRAMER,  BERKOWITZ PARTNERS L.P.
CRAMER, BERKOWITZ PARTNERS L.P./106-01476
30-Sep-03

                                  Security                                                                     Market      Voting
Date                   Quantity   Symbol        Cusip          Security                                        Value       authority
------------           --------   --------      ----------     -----------------------------                   ---------   ---------
LONG COMMON STOCK
------------------
5/20/03                  200000   TFSM.O         901314203     24/7 REAL MEDIA INC                                249800   Sole
9/29/03                  450000   AMD.N          007903107     ADVANCED MICRO DEVICES INC                        4999500   Sole
9/9/03                  1250000   ARBA.O         04033V104     ARIBA INC                                         3800000   Sole
9/17/03                  200000   T.N            001957505     AT&T CORP NEW                                     4310000   Sole
7/25/03                   50000   ABTL.O         05275N106     AUTOBYTEL.COM INC                                  476000   Sole
9/17/03                  100000   BDK.N          091797100     BLACK & DECKER CORP                               4055000   Sole
8/25/03                 2000000   BRCD.O         111621108     BROCADE COMMUNICATIONS SYSTEMS INC               10440000   Sole
9/25/03                  100000   CCU.N          184502102     CLEAR CHANNEL COMM                                3830000   Sole
9/11/03                   75000   DE.N           244199105     DEERE & CO                                        3998250   Sole
8/20/03                  750000   ELNK.O         270321102     EARTHLINK INC                                     6172500   Sole
9/30/03                   50000   EMMS.O         291525103     EMMIS BROADCASTING CORP-CL A                      1012000   Sole
9/26/03                   75000   FCS.N          303726103     FAIRCHILD SEMICONDUCTOR INTL INC CL A             1243500   Sole
9/9/03                    75000   GRMN.O         G37260109     GARMIN LTD                                        3141000   Sole
4/15/03                  100000   GMH.N          370442832     GENERAL MOTORS CORP-CL H                          1431000   Sole
9/5/03                  1600000   HPQ.N          428236103     HEWLETT PACKARD CO                               30976000   Sole
9/19/03                  200000   HD.N           437076102     HOME DEPOT INC                                    6370000   Sole
9/26/03                  200000   INTC.O         458140100     INTEL CORP                                        5504000   Sole
9/15/03                  100000   JNPR.O         48203R104     JUNIPER NETWORKS,INC.                             1500000   Sole
9/19/03                   65000   LEA.N          521865105     LEAR CORP                                         3421600   Sole
9/22/03                 1000000   LU.N           549463107     LUCENT TECHNOLOGIES INC                           2160000   Sole
9/19/03                  250000   MXO.N          577729205     MAXTOR CORP                                       3042500   Sole
9/19/03                  100000   MSFT.O         594918104     MICROSOFT CORP                                    2780000   Sole
9/9/03                   100000   NTAP.O         64120L104     NETWORK APPLIANCE INC                             2053000   Sole
9/8/03                   100000   NXTL.O         65332V103     NEXTEL COMM INC-CL A                              1971000   Sole
9/26/03                  150000   NOK.N          654902204     NOKIA CORP ADR                                    2340000   Sole
9/19/03                   50000   NSC.N          655844108     NORFOLK SOUTHERN CORP                              925000   Sole
9/25/03                   75000   PEP.N          713448108     PEPSICO INC                                       3437250   Sole
9/22/03                  425000   RFMD.O         749941100     RF MICRODEVICES INC                               3927000   Sole
9/10/03                   75000   STM.N          861012102     ST MICROELECTRONICS                               1803750   Sole
9/15/03                  100000   SWFT.O         870756103     SWIFT TRANSPORTATION CO INC                       2269000   Sole
9/19/03                   65000   TTWO.O         874054109     TAKE-TWO INTERACTIVE SOFTWARE                     2220400   Sole
8/10/00                  311400   TSCM.O         88368Q103     THE STREET.COM INC                                1351476   Sole
9/30/03                   50000   TRB.N          896047107     TRIBUNE CO NEW                                    2295000   Sole
9/26/03                   50000   UNTD.O         911268100     UNITED ONLINE INC.                                1739500   Sole
9/24/03                  300000   VIAb.N         925524308     VIACOM INC-CL B                                  11490000   Sole
7/8/03                    75000   VIXL.O         928552108     VIXEL CORPORATION                                  570750   Sole
9/18/03                  600000   DIS.N          254687106     WALT DISNEY CO HOLDING CO                        12102000   Sole
9/24/03                   50000   WON.N          961815107     WESTWOOD ONE,INC.                                 1509500   Sole
9/19/03                   85000   WMS.N          929297109     WMS INDUSTRIES INC                                1926100   Sole

                                                                                                               158843376

LONG PUTS
---------
9/11/03                    1000   LXK650V03      LXKVM         PUT  LEXMARK INTL OCT 065                          350000   Sole
9/29/03                    1500   MERQ450V03     RQBVI         PUT  MERCURY INTE OCT 045                          262500   Sole
9/30/03                    2500   SNE350V03      SNEVG         PUT  SONY CORP    OCT 035 ****                  368749.98   Sole
9/23/03                     250   SPQ1010V03     SPQVB         PUT .SPX OCT 1010                                  623750   Sole
9/19/03                    1250   OUJ250V03      OUJVE         PUT FOUNDRY NET OCT 025                            450000   Sole
9/29/03                     500   GRMN400V03     GQRVH         PUT GARMIN LTD OCT 40                               51250   Sole
9/26/03                    1500   UVA175W03      UVAWW         PUT NVIDIA CORP NOV 17.5                           375000   Sole
9/22/03                    1000   WM400V03       WMVH          PUT WASHINGTON MUTUAL INC OCT 40                   110000   Sole
8/22/03                    2500   EDS200V03      EDSVD         PUTS EDS OCT 20                                    162500   Sole

                                                                                                                 2753750

LONG CALLS
----------
9/5/03                      400   OSX900J03      OSXJR         CALL .OSX OCT 90                                    50000   Sole
9/10/03                    7500   ARBA50K03      IRUKA         CALL ARIBA INC NOV 5                                75000   Sole
9/22/03                    1000   T225J03        TJX           CALL AT&T CORP    OCT22.50                          27500   Sole
9/25/03                    1750   CAT700J03      CATJN         CALL CATERPILLAR  OCT 070                          258125   Sole
7/18/03                    6000   CHTR50J03      CUJJA         CALL CHARTER COMMUNICATIONS INC DEL OCT 5           45000   Sole
9/25/03                    2000   CCU350J03      CCUJG         CALL CLEAR CHANNE OCT 035                          690000   Sole
9/25/03                    5000   CCU400J03      CCUJH         CALL CLEAR CHANNEL COMMUNICATIONS OCT 40           275000   Sole
9/17/03                     500   CA250J03       CAJE          CALL COMPUTER ASSOCIATES OCT 025                    75000   Sole
9/18/03                    2500   ELNK75J03      MQDJU         CALL EARTHLINK    OCT 7.50                         231250   Sole
9/17/03                    3000   EK275J03       EKJY          CALL EASTMAN KODK OCT27.50                          15000   Sole
8/1/03                     1000   EDO200J03      EDOJD         CALL EDO CORP OCT 20                                72500   Sole
9/26/03                     750   ERTS900J03     EZQJR         CALL ELECTR ARTS  OCT 090                          296250   Sole
8/28/03                    1000   FBN300J03      FBNJF         CALL FURNITURE BRANDS INTERNATIONAL OCT 30          25000   Sole
9/25/03                   11500   HHY200K03      HHYKD         CALL HEWLETT PACK NOV 020                         1121250   Sole
9/18/03                   15000   HHY225K03      HHYKX         CALL HEWLETT PACK NOV22.50                         450000   Sole
9/8/03                    13000   HHY200J03      HHYJD         CALL HEWLETT PACK OCT 020                          520000   Sole
9/19/03                    1500   IBM950J03      IBMJS         CALL IBM          OCT 095                           63750   Sole
9/17/03                    7000   INTC300J03     INQJF         CALL INTEL CORP   OCT 030                          175000   Sole
9/25/03                    1250   IACI350J03     QTHJG         CALL INTERACTIVE  OCT 035                           68750   Sole
9/23/03                    1250   IBM900J03      IBMJR         CALL INTERNATIONAL BUSINESS OCT 90                 206250   Sole
9/12/03                    5000   LRCX300J03     LMQJF         CALL LAM RESEARCH OCT 030                           25000   Sole
9/2/03                     1500   MSFT275J03     MSQJY         CALL MICROSOFT CP OCT27.50                         146250   Sole
9/8/03                     3000   NXTL200J03     FQCJD         CALL NEXTEL COMMU OCT 020                          195000   Sole
9/26/03                    8000   NOK150J03      NOKJC         CALL NOKIA CORP   OCT 015                          740000   Sole
8/25/03                   10995   NOK175J03      NOKJW         CALL NOKIA CORP   OCT17.50                        82462.5   Sole
9/24/03                    1000   PCLN300J03     PUZJF         CALL PRICELINE.CO OCT 030                          162500   Sole
9/8/03                      915   SGP150J03      SGPJC         CALL SCHERING PLOUGH CORP OCT 15                    54900   Sole
7/23/03                    7500   SUNW40J03      SUQJH         CALL SUN MICROSYSTEMS INC OCT 4                     37500   Sole
9/29/03                     350   UNTD350J03                   CALL UNITED ONLINE INC OCT 35                       72625   Sole
9/19/03                    1000   UTSI350J03     UONJG         CALL UTSTARCOM INC OCT 35                           70000   Sole
9/5/03                     1750   ZRAN250J03     ZUOJE         CALL ZORAN CORP OCT 25                               8750   Sole

                                                                                                               6335612.5